Transition To IFRS (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of reconciliation of financial position

The following is a reconciliation between the shareholders’ equity, consolidated income statement, consolidated other comprehensive income and consolidated statement of cash flows amounts related to the consolidated financial statements issued according to the accounting framework prior to the transition date (January 1, 2017) and the adoption date (December 31, 2017), and the amounts presented according to the IFRS (see Note 1.1) in these consolidated financial statements, as well as the effects of adjustments to cash flows.

Consolidated Balance Sheet	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	References(*)	IFRS 12.31.17
ASSETS
Cash and Due from Banks	83,654,804	3,864,824	(474,747)	(**)	87,044,881
Debt Securities	57,243,282	(57,243,282)	—		—
Loans and Other Financing	291,356,673	(291,356,673)	—		—
Other Receivables Resulting from Financial Brokerage	49,252,567	(49,252,567)	—		—
Receivables from Financial Leases	2,475,481	(2,475,481)	—		—
Equity Investments in Associates and Joint Ventures	42,380	(42,380)	—	(b)	—
Miscellaneous Receivables	5,624,770	(5,624,770)	—		—
Property, Plant and Equipment	6,599,018	855,941	10,754,056	(c)	18,209,015
Miscellaneous Assets	920,957	(920,957)	—		—
Intangible Assets	5,281,315	(3,386,055)	(170,346)	(d)	1,724,914
Unallocated Items	105,237	(105,237)	—		—
Other Assets	933,522	(933,522)	—		—
Debt Securities at Fair Value through Profit or Loss	—	43,131,317	(383,520)	(e)	42,747,797
Derivative Financial Instruments	—	775,674	—	(f)	775,674
Repo Transactions	—	14,286,336	—		14,286,336
Other Financial Assets	—	10,280,118	59,138	(g)	10,339,256
Loans and Other Financing	—	294,954,874	(10,600,115)	(h)	284,354,759
Other Debt Securities	—	3,826,823	355,714	(i)	4,182,537
Financial Assets Pledged as Collateral	—	9,442,784	(95,996)	(k)	9,346,788
Current Income Tax Assets	—	435,524	(300,784)	(**)	134,740
Investments in Equity Instruments	—	30,814	81,109	(j)	111,923
Deferred Income Tax Assets	—	898,751	(136,181)	(q)	762,570
Assets for Insurance Contracts	—	1,021,703	—		1,021,703
Other Non-financial Assets	—	4,119,159	(381,029)	(l)	3,738,130
Non-current Assets Held for Sale	—	6,998,967	3,861,124	(m)	10,860,091

TOTAL ASSETS	503,490,006	(16,417,315)	2,568,423		489,641,114

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	References(*)	IFRS 12.31.17
LIABILITIES
Deposits	300,385,784	18,197	(4,036,625)	(**)	296,367,356
Other Liabilities Resulting from Financial Brokerage	120,099,500	(120,099,500)	—		—
Miscellaneous Liabilities	12,654,374	(12,654,374)	—		—
Provisions	1,053,020	—	(155,760)	(n)	897,260
Subordinated Debt Securities	7,128,356	—	—		7,128,356
Unallocated Items	82,199	(82,199)	—		—
Non-Controlling Interest	2,857,150	(2,857,233)	83		—
Other Liabilities	1,204,603	(1,204,603)	—	(s)	—
Derivative Financial Instruments	—	846,331	—	(f)	846,331
Repo Transactions	—	1,670,059	—	(**)	1,670,059
Other Financial Liabilities	—	55,255,531	95,268	(o)	55,350,799
Loans from the Argentine Central Bank and Other Financial Institutions	—	12,545,122	(926,820)	(p)	11,618,302
Debt Securities	—	23,680,419	(3,401,254)	(**)	20,279,165
Current Income Tax Liabilities	—	4,019,433	(440,904)	(**)	3,578,529
Deferred Income Tax Liabilities	—	102,293	1,986,247	(q)	2,088,540
Liabilities for Insurance Contracts	—	1,208,253	(12,606)	(s)	1,195,647
Other Non-financial Liabilities	—	19,642,178	1,500,276	(r)	21,142,454

TOTAL LIABILITIES	445,464,986	(17,910,093)	(5,392,095)		422,162,798

SHAREHOLDERS’ EQUITY
Capital Stock, Contributions and Reserves	45,726,926	(1,364,453)	22,875,924		67,238,397
Retained Income	—	—	(9,596,038)		(9,596,038)
Other Accumulated Comprehensive Income	—	—	88,889		88,889
Net Income for the Year	12,298,094	—	(5,504,506)		6,793,588
Shareholders’ Equity Attributable to owners of the Parent	58,025,020	(1,364,453)	7,864,269		64,524,836
Shareholders’ Equity Attributable to Non-controlling Interests	—	2,857,231	96,249		2,953,480

TOTAL SHAREHOLDERS’ EQUITY	58,025,020	1,492,778	7,960,518		67,478,316

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 01.01.17	Reclassifications	Adjustments	References(*)	IFRS 01.01.17
ASSETS
Cash and Due from Banks	112,701,996	9,195,966	(713,983)	(**)	121,183,979
Debt Securities	25,244,436	(25,244,436)	—		—
Loans and Other Financing	253,261,822	(253,261,822)	—		—
Other Financial Assets	33,494,417	(33,494,417)	—		—
Receivables from Financial Leases	1,760,275	(1,760,275)	—		—
Equity Investments in Associates and Joint Ventures	97,589	(55,935)	245,148	(b)	286,802
Miscellaneous Receivables	6,338,591	(6,338,591)	—		—
Property, Plant and Equipment	5,294,669	1,856,493	9,197,198	(c)	16,348,360
Miscellaneous Assets	2,250,193	(2,250,193)	—		—
Intangible Assets	4,757,939	(2,160,844)	(936,302)	(d)	1,660,793
Unallocated Items	164,052	(164,052)	—		—
Other Assets	993,393	(993,393)	—		—
Debt Securities at fair value through Profit or Loss	—	26,885,062	1,932,682	(e)	28,817,744
Derivative Financial Instruments	—	228,955	481	(f)	229,436
Repo Transactions	—	—	—		—
Other Financial Assets	—	7,385,466	(665,885)	(g)	6,719,581
Loans and Other Financing	—	255,623,225	(9,919,804)	(h)	245,703,421
Other Debt Securities	—	3,266,584	(82,732)	(i)	3,183,852
Financial Assets Pledged as Collateral	—	10,459,071	(363,478)	(k)	10,095,593
Current Income Tax Assets	—	418,206	(183,275)	(**)	234,931
Investment in Equity Instruments	—	56,036	131,099	(j)	187,135
Deferred Income Tax Assets	—	1,160,815	(125,555)	(q)	1,035,260
Assets for Insurance Contracts	—	988,723	—		988,723
Other Non-financial Assets	—	3,593,168	(573,500)	(l)	3,019,668
Non-current Assets Held for Sale	—	8,733,814	2,185,302	(m)	10,919,116
TOTAL ASSETS	446,359,372	4,127,626	127,396		450,614,394

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Consolidated Balance Sheet	Prior Accounting Framework 01.01.17	Reclassifications	Adjustments	References(*)	IFRS 01.01.17
LIABILITIES
Deposits	279,493,299	5,962	(2,421,699)	(**)	277,077,562
Other Liabilities Resulting from Financial Brokerage	106,487,811	(106,487,811)	—		—
Miscellaneous Liabilities	10,694,695	(10,694,695)	—		—
Provisions	708,432	—	781	(n)	709,213
Subordinated Debt Securities	7,490,444	—	—		7,490,444
Unallocated Items	129,955	(129,955)	—		—
Non-controlling Interest	2,694,159	(2,675,170)	(18,989)		—
Other Liabilities	1,159,669	(1,159,669)	—	(s)	—
Liabilities at fair value through Profit or Loss	—	—	—		—
Derivative Financial Instruments	—	440,618	(150,234)	(f)	290,384
Repo Transactions	—	3,284,482	(254,009)	(**)	3,030,473
Other Financial Liabilities	—	57,594,377	(499,601)	(o)	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	—	13,779,829	(1,062,684)	(p)	12,717,145
Debt Securities	—	23,976,836	(2,128,376)	(**)	21,848,460
Current Income Tax Liabilities	—	3,648,743	(489,400)	(**)	3,159,343
Deferred Income Tax Liabilities	—	24,541	1,819,056	(q)	1,843,597
Liabilities for Insurance Contracts	—	1,157,101	(2,939)	(s)	1,154,162
Other Non-financial Liabilities	—	18,687,269	(161,312)	(r)	18,525,957
TOTAL LIABILITIES	408,858,464	1,452,458	(5,369,406)		404,941,516
SHAREHOLDERS’ EQUITY					—
Capital Stock, Adjustments and Reserves	26,412,657	—	14,561,204		40,973,861
Retained Income	11,088,251	—	(9,632,425)		1,455,826
Other Accumulated Comprehensive Income	—	—	523,621		523,621
Net Income for the Year	—	—	—		—
Shareholders’ Equity Attributable to owners of the Parent	37,500,908	—	5,452,400		42,953,308
Shareholders’ Equity Attributable to Non-controlling Interests	—	2,675,168	44,402		2,719,570
TOTAL SHAREHOLDERS’ EQUITY	37,500,908	2,675,168	5,496,802		45,672,878

(*)	The references are related to the explanations included in Note 3.5.
(**)	The adjustments are related to the deconsolidation of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Schedule of reconciliation of statement of income

Consolidated Income Statement	Prior Accounting Framework 12.31.17	Reclassifications	Adjustments	IFRS 12.31.17
Financial Income	66,765,368	(66,765,368)	—	—
Financial Expenses	(30,038,123)	30,038,123	—	—
Loan and other Receivables Loss Provisions	(7,684,942)	(18,664)	409,750	(7,293,856)
Fee Income	31,157,030	(31,157,030)	—	—
Fee-related Expenses	(9,785,476)	9,785,476	—	—
Administrative Expenses	(33,945,130)	18,221,381	1,300,192	(14,423,557)
Income (Loss) from Insurance Business	3,126,248	(90,404)	279,068	3,314,912
Non-controlling Interest	(924,564)	924,558	6	—
Miscellaneous Income	2,391,176	(2,391,176)	—	—
Miscellaneous Losses	(1,447,703)	1,439,371	8,332	—
Interest Income	—	56,563,258	(1,869,536)	54,693,722
Interest-related Expenses	—	(24,268,734)	(550,953)	(24,819,687)
Fee Income	—	11,655,852	13,742,609	25,398,461
Fee-related Expenses	—	(3,743,746)	490,911	(3,252,835)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	—	7,180,403	1,280,935	8,461,338
Gold and Foreign Currency Quotation Differences	—	3,161,203	317,658	3,478,861
Other Operating Income	—	21,442,293	(12,445,661)	8,996,632
Personnel Expenses	—	(16,672,435)	(416,237)	(17,088,672)
Depreciation and Impairment of Assets	—	(1,554,602)	115,162	(1,439,440)
Loss on Net Monetary Position	—	—	(6,823,296)	(6,823,296)
Other Operating Expenses	—	(13,129,147)	(1,476,079)	(14,605,226)
Share of profit from Associates and Joint Ventures	—	291,445	29,737	321,182
Income Tax from Continuing Operations	(7,315,790)	32,824	(36,061)	(7,319,027)
Income from Discontinued Operations	—	—	—	—
Income Tax from Discontinued Operations	—	—	(321,760)	(321,760)

Net Income	12,298,094	944,881	(5,965,223)	7,277,752

Other Comprehensive Income (Loss)	—	—	(434,732)	(434,732)

Total Comprehensive Income (Loss)	—	—	(434,732)	(434,732)

Total Comprehensive Income Attributable to owners of the Parent	12,298,094	—	(5,939,238)	6,358,856

Total Comprehensive Income (Loss) Attributable to Non-controlling Interests	—	944,881	(460,717)	484,164

Summary of reconciliation of cash and cash equivalents

The reconciliation of cash and cash equivalents is as follows:

	Prior Accounting Framework	Cash Flows from Discontinued Operations		IFRS
Cash and Cash Equivalents	12.31.17	Operations	Adjustments	12.31.17
Cash and Due from Banks	56,659,196	(321,544)	30,707,229	87,044,881
Argentine Central Bank Bills and Notes Maturing within up to 90 days	16,910,667	—	8,071,099	24,981,766
Receivables from Reverse Repo Transactions	9,654,517	—	4,599,952	14,254,469
Local Interbank Loans	365,000	570,000	445,486	1,380,486
Overnight Placements in Banks Abroad	269,278	—	157,404	426,682
Other Cash and cash equivalents	2,458,791	—	1,411,141	3,869,932

Total	86,317,449	248,456	45,392,311	131,958,216

	Prior Accounting Framework	Cash Flows from Discontinued Operations		IFRS
Cash and Cash Equivalents	01.01.17	Operations	Adjustments	01.01.17
Cash and Due from Banks	90,309,271	(580,607)	31,455,315	121,183,979
Argentine Central Bank Bills and Notes Maturing within up to 90 days	9,797,693	—	2,922,565	12,720,258
Receivables from Reverse Repo Transactions	1,273,148	—	315,684	1,588,832
Local Interbank Loans	1,811,761	—	454,493	2,266,254
Overnight Placements in Banks Abroad	4,718,842	—	1,159,788	5,878,630

Total	107,910,715	(580,607)	36,307,845	143,637,953

Summary of reconciliation of cash flows

The reconciliation of cash flows is as follows:

	Prior Accounting Framework	CFA + CyS Discontinued	Adjustments	Inflation effect	IFRS
Cash and Cash Equivalents	12.31.17	Operations	Adjustments	Inflation effect	12.31.17
Operating Activities (I)	(1,305,475)	1,580,060	(3,172,810)	(1,288,999)	(4,187,224)
Investing Activities (II)	(2,580,126)	459,805	1,069,869	(592,368)	(1,642,820)
Financing Activities (III)	15,816,746	(987,404)	(4,316,983)	5,008,673	15,521,032
Effect of exchange rate changes on cash and cash equivalents	7,602,047	—	(9,490,347)	(899,692)	(2,787,992)

Total	19,533,192	1,052,461	(15,910,271)	2,227,614	6,902,996

(I) Operating Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	(1,305,475)
Cash Flows from Discontinued Operations	1,580,060
Adjustments that Affect Cash Flows from Operating Activities	(4,528,664)
Inflation effect	(1,288,999)
Intangible Assets	2,317,755
Miscellaneous Assets	(818,745)
Other Collections Related to Subsidiaries	153,563
Dividends from Associates	(296,719)

Cash Flows According to IFRS as of 12.31.17	(4,187,224)

(II) Investing Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	(2,580,126)
Cash Flows from Discontinued Operations	459,805
Miscellaneous Assets	818,745
Dividends from Associates	296,719
Differences in the determination of Financing Activities	2,425,723
Other Collections Related to Subsidiaries	(153,563)
Inflation effect	(592,368)
Intangible Assets	(2,317,755)

Cash Flows According to IFRS as of 12.31.17	(1,642,820)

(III) Financing Activities
Cash Flows According to Prior Accounting Framework as of 12.31.17	15,816,746
Cash Flows from Discontinued Operations	(987,404)
Inflation effect	5,008,673
Differences in the determination of Financing Activities	(4,316,983)

Cash Flows According to IFRS as of 12.31.17	15,521,032

Effect of Changes in the Exchange Rate
Cash Flows According to Prior Accounting Framework as of 12.31.17	7,602,047
Inflation effect	(899,692)
Differences in the determination of Financing Activities	(9,490,347)

Cash Flows According to IFRS as of 12.31.17	(2,787,992)

Summary of Equity Investments in Associates and Joint Ventures

	12.31.17	01.01.17
Prisma Medios de Pago S.A.	—	245,250
Ondara S.A.	—	(102)

Total	—	245,148

Summary of consolidation of the financial assets adjusted

	12.31.17	01.01.17
Premiums for Financial Guarantee Contracts	241,350	248,044
CyS Deconsolidation	(13,005)	—
Consolidation of Financial Trusts that Were Not Subject to Consolidation under the Prior Accounting Framework	(169,207)	(913,929)

Total	59,138	(665,885)

Summary of Investments in Equity Instruments

	12.31.17	01.01.17
Banco Galicia’s Holdings	81,109	73,888
Galicia Valores S.A.’s Holdings	—	57,211

Total	81,109	131,099

Summary of adjustment made up of derecognition of advances for systems purchased

	12.31.17	01.01.17
Derecognition of Advances for Systems Purchased	(659,590)	(955,579)
Miscellaneous Assets	278,561	382,079

Total	(381,029)	(573,500)